Accounts Payable (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)
Trade payables:
Current trade payables	₪ 2,331	$ 622	₪ 2,922
Composition of other payables:
Other current payables	2,366	$ 631	1,996
Employees and institutions for employees [Member]
Composition of other payables:
Other current payables	1,445		1,148
Provisions for vacation and others [Member]
Composition of other payables:
Other current payables	734		658
Other [Member]
Composition of other payables:
Other current payables	187		190
Breakdown by currency: NIS [Member]
Trade payables:
Current trade payables	1,656		1,923
Breakdown by currency: In foreign currency (mainly U.S. dollars) [Member]
Trade payables:
Current trade payables	₪ 675		₪ 999